Description of Business (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Jun. 08, 2017	Dec. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Trading Symbol		NM
Navios Logistics
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		63.80%
Navios Partners
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		20.80%
General partner interest of Navios Holdings		2.00%
Trading Symbol		NMM
Navios Acquisition
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition		42.90%
Trading Symbol		NNA
Navios Midstream
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		0.00%
Trading Symbol		NAP
Navios Containers
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage of Navios Holdings		3.40%
Trading Symbol		NMCI
Navios Containers | Private placement
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	$ 5,000
Navios Containers | Warrants
Subsidiary or Equity Method Investee [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		1.70%